INCOME TAX (Detail Textuals)	12 Months Ended
Dec. 31, 2016
HK Xibolun | Hong Kong
Income Tax Disclosure [Line Items]
Tax percentage	17.50%
Xibolun Automation And Xibolun Equipment | PRC
Income Tax Disclosure [Line Items]
Tax percentage	25.00%